Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock Shares Issued	Paid In Capital	Cost of Treasury Stock	Accumulated Other Comprehensive Loss	Retained Earnings	Total
Balances at the beginning at Jun. 30, 2019		$ 42,951	$ (2,675)	$ 230	$ 3,510	$ 44,016
Balances at the beginning (in shares) at Jun. 30, 2019	900
Other Comprehensive Income
Currency Translation Adjustment				(318)		(318)
Capital Contribution		3,860				3,860
Net Income					5,361	5,361
Balances at the end at Jun. 30, 2020		46,811	(2,675)	(88)	8,871	52,919
Balances at the end (in shares) at Jun. 30, 2020	900
Other Comprehensive Income
Currency Translation Adjustment				15		15
Distributions of Paid In Capital		(6,811)				(6,811)
Purchase of Treasury Stock			(1)			(1)
Net Income					34,178	34,178
Balances at the end at Jun. 30, 2021		40,000	(2,674)	(73)	43,049	$ 80,302
Balances at the end (in shares) at Jun. 30, 2021	900					900
Balances at the end at Dec. 31, 2021		40,000	(2,674)	(73)	72,575	$ 109,828
Balances at the end (in shares) at Dec. 31, 2021	900
Balances at the beginning at Jun. 30, 2021		40,000	(2,674)	(73)	43,049	$ 80,302
Balances at the beginning (in shares) at Jun. 30, 2021	900					900
Other Comprehensive Income
Net Income					29,526	$ 29,526
Balances at the end at Dec. 31, 2021		40,000	(2,674)	(73)	72,575	109,828
Balances at the end (in shares) at Dec. 31, 2021	900
Balances at the beginning at Jun. 30, 2021		40,000	(2,674)	(73)	43,049	$ 80,302
Balances at the beginning (in shares) at Jun. 30, 2021	900					900
Other Comprehensive Income
Currency Translation Adjustment				7		$ 7
Net Income					28,619	28,619
Balances at the end at Jun. 30, 2022		40,000	(2,674)	(66)	71,668	$ 108,928
Balances at the end (in shares) at Jun. 30, 2022	900					900
Balances at the beginning at Sep. 30, 2021		40,000	(2,674)	(73)	48,721	$ 85,974
Balances at the beginning (in shares) at Sep. 30, 2021	900
Other Comprehensive Income
Net Income					23,854	23,854
Balances at the end at Dec. 31, 2021		40,000	(2,674)	(73)	72,575	109,828
Balances at the end (in shares) at Dec. 31, 2021	900
Balances at the end at Dec. 31, 2022		46,592	(2,674)	(66)	48,643	$ 92,495
Balances at the end (in shares) at Dec. 31, 2022	900					900
Balances at the beginning at Jun. 30, 2022		40,000	(2,674)	(66)	71,668	$ 108,928
Balances at the beginning (in shares) at Jun. 30, 2022	900					900
Other Comprehensive Income
Capital Contribution		6,592				$ 6,592
Net Income					(23,025)	(23,025)
Balances at the end at Dec. 31, 2022		46,592	(2,674)	(66)	48,643	$ 92,495
Balances at the end (in shares) at Dec. 31, 2022	900					900
Balances at the beginning at Sep. 30, 2022		40,000	(2,674)	(66)	64,158	$ 101,418
Balances at the beginning (in shares) at Sep. 30, 2022	900
Other Comprehensive Income
Capital Contribution		6,592				6,592
Net Income						(15,515)
Balances at the end at Dec. 31, 2022		$ 46,592	$ (2,674)	$ (66)	$ 48,643	$ 92,495
Balances at the end (in shares) at Dec. 31, 2022	900					900